Principal Activities and Organization - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 15, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Jun. 24, 2020	Jan. 20, 2017 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of service fees		100.00%	100.00%
Variable interest entity ownership pledge percentage		100.00%	100.00%
Net loss		¥ (92,053)	$ (12,611)	¥ (229,838)	¥ (640,295)
Net cash used in operating activities		(211,734)	(29,007)	¥ (257,029)	¥ (456,835)
Accumulated deficit		(3,287,548)				$ (450,392)		¥ (3,490,681)
Ordinary shares, par value (in dollars per share)						$ 0.0001	$ 0.0001			$ 0.0001
Total net proceeds through IPO		¥ 178,063	$ 24,395
CEIBS Publishing Group Limited [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Business acquisition, percentage of equity interests acquired									60.00%
Class A ordinary shares [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, par value (in dollars per share)						$ 0.0001	$ 0.0001
Class A ordinary shares [Member] | IPO [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares, issued | shares	6,819,000
Ordinary shares, par value (in dollars per share) | ¥ / shares	¥ 0.0001
Total net proceeds through IPO | ¥	¥ 178,063